Activities of Orange Bank - Debt securities - Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets measured at fair value through other comprehensive income [abstract]
Other comprehensive income related to Orange Bank	€ 9	€ (8)
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Financial assets measured at fair value through other comprehensive income [abstract]
Profit (loss) recognized in other comprehensive income during the period	€ 9	€ (8)